Loss Per Share of Common Stock	12 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Loss Per Share of Common Stock	Loss Per Share of Common Stock
The following tables are a reconciliation of the numerators and denominators used in the calculation of basic and diluted net loss per share computations:

	For the Year Ended December 31, 2023
	Loss (Numerator)	Shares (Denominator)	Per-Share Amount
Net loss	$(37,644,784)

Basic EPS and diluted EPS
Net loss available to common stockholders	(37,644,784)	7,006,038	$(5.37)

	For the Year Ended December 31, 2022
	Income (Numerator)	Shares (Denominator)	Per-Share Amount
Net loss	$(19,481,602)

Basic EPS and diluted EPS
Net loss available to common stockholders	(19,481,602)	2,221,080	$(8.77)
The following outstanding shares of common stock equivalents were excluded from the computation of diluted net loss per share of common stock for the periods presented because including them would have been anti-dilutive:

	Year Ended December 31,
	2023	2022
Stock options	498,298	171,980
Unvested restricted stock units	847,777	10,665
Unvested restricted stock (service provider)	5,000	—
Common shares underlying convertible debt	968,973	18,642
Warrants	3,280,940	788,539
Total	5,600,988	989,826